Borrowings - FHLB and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Borrowings
Long-term Federal Home Loan Bank Advances, Total	$ 96,919	$ 95,153
Year End Balance - Total Company	49,486	49,486
Bank
Borrowings
Long-term Federal Home Loan Bank Advances, Total	96,900
Maximum additional borrowing amount under agreement with FHLB	72,900
FHLB advances | Bank
Borrowings
2019	0	28,231
2020	49,236	42,236
2021	29,241	20,241
2022	4,418	4,418
2023	3,000	0
2024	3,000	0
Thereafter	$ 8,000	$ 0
2019 (as a percent)	0.00%	1.63%
2020 (as a percent)	2.61%	2.49%
2021 (as a percent)	2.52%	2.77%
2022 (as a percent)	2.14%	2.14%
2023 (as a percent)	1.90%	0.00%
2024 (as a percent)	1.93%	0.00%
Thereafter (as a percent)	2.15%	0.00%
Other Borrowings Due On 2022
Borrowings
Year End Balance - Other borrowings	$ 24	$ 27
Year End Weighted Rate (as a percent)	4.00%	4.00%
Subordinated notes due 2034
Borrowings
Year End Balance - Total Company	$ 25,774	$ 25,774
Year End Weighted Rate (as a percent)	4.60%	5.49%
Subordinated notes due 2035
Borrowings
Year End Balance - Total Company	$ 23,712	$ 23,712
Year End Weighted Rate (as a percent)	3.73%	4.62%